VARIABLE INTEREST ENTITY (Tables)	12 Months Ended
Dec. 31, 2025
VARIABLE INTEREST ENTITY
Schedule of financial information of VIE subsidiaries included in consolidated financial statements with intercompany balances and transactions eliminated

	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	US$
	(in thousands)		(Note 3)
Cash and cash equivalents	3,013	7,761	1,110
Accounts receivable, net of allowance for credit losses	—	3,637	520
Accounts receivable - related party	—	6,284	899
Advances to suppliers	—	1,568	224
Prepayments and other current assets, net of allowance for credit losses	4,582	8,974	1,283
Prepayments and other current assets - related party	—	515	74
Amounts due from related parties	583	—	—
Due from the Group’s companies (i)	446,094	447,496	63,991
Total current assets	454,272	476,235	68,101
Intangible asset	—	2,500	357
Investments	25,750	—	—
Property, equipment and software, net	57	124	18
Operating lease right-of-use assets, net	44	145	21
Total assets	480,123	479,004	68,497

Accounts payable	5,427	10,351	1,480
Other taxes payable	1,388	1,391	199
Advances from customers	9,702	5,398	772
Amounts due to related parties	44,057	44,057	6,300
Accrued expenses and other current liabilities	33,320	37,572	5,373
Current portion of operating lease liabilities, current	33	61	9
Deferred revenue	577	1,635	234
Due to the Group’s companies (i)	1,401,911	1,446,363	206,827
Total current liabilities	1,496,415	1,546,828	221,194

Non-current portion of operating lease liabilities	—	80	11
Total liabilities	1,496,415	1,546,908	221,205

Note:

(i) It represents the elimination of intercompany balances among The9 Limited, primary beneficiaries of VIEs excluding The9 Limited, other subsidiaries and the VIEs and VIEs’ subsidiaries.

	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(in thousands)			(Note 3)
Revenues	428	318	35,431	5,067
Cost of revenues	(218)	(470)	(25,811)	(3,691)
Gross profit (loss)	210	(152)	9,620	1,376

Total operating expenses	(23,380)	(19,540)	(33,583)	(4,802)

Loss from continuing operations before income tax expense and share of loss in equity method investments	154,021	(34,018)	(49,937)	(7,141)

Net income (loss)	154,021	(34,589)	(50,618)	(7,238)